Financial instruments (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Quarterly schedule of hedged exports
Nominal value	R$ 850,000
Non-derivative financial liabilities designated to hedge accounting | USD
Quarterly schedule of hedged exports
Nominal value	5,550,205	R$ 5,301,099
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - First quarter 2018 | USD
Quarterly schedule of hedged exports
Nominal value	189,325
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - Second quarter 2018 | USD
Quarterly schedule of hedged exports
Nominal value	208,405
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - Third quarter 2018 | USD
Quarterly schedule of hedged exports
Nominal value	193,190
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - Fourth quarter 2018 | USD
Quarterly schedule of hedged exports
Nominal value	196,973
Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - 2018 | USD
Quarterly schedule of hedged exports
Nominal value	R$ 787,893